Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carry forward	$ 936,225	$ 901,032
Credit loss provision for doubtful account - accounts receivable	301,754	312,366
Credit loss provision for doubtful account – prepayment, receivable and other current assets	71,333	69,979
Impairment provision for inventory	8,626	8,462
Impairment provision for long-term deposit	152,970	150,068
Valuation allowance for deferred tax assets	(1,470,908)	(1,441,907)
Total